Average Annual Total Returns - ETF - Vanguard Mega Cap Growth Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	1 Year	5 Years	10 Years	MSCI US Large Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Large Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Large Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Mega Cap Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	37.54%	13.80%	14.82%	37.23%	13.47%	14.50%	22.40%	11.00%	12.47%	37.56%	13.79%	14.81%	30.90%	11.18%	13.43%	38.13%	14.54%	15.34%	37.62%	13.87%	14.91%	37.62%	13.87%